Equity Income Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (95.6%)
Communication Services (3.5%)
Comcast Corp. Class A	804,479	37,666
Verizon Communications Inc.	468,294	23,855
AT&T Inc.	188,552	4,455
Interpublic Group of Cos. Inc.	63,261	2,243
		68,219
Consumer Discretionary (4.5%)
Home Depot Inc.	76,204	22,810
Lowe's Cos. Inc.	105,396	21,310
McDonald's Corp.	46,448	11,486
TJX Cos. Inc.	165,916	10,051
Target Corp.	37,474	7,953
Ford Motor Co.	243,331	4,115
Tapestry Inc.	63,405	2,355
Wendy's Co.	105,570	2,319
Penske Automotive Group Inc.	11,871	1,113
Macy's Inc.	38,940	949
Genuine Parts Co.	5,739	723
Kontoor Brands Inc.	14,863	615
Oxford Industries Inc.	6,234	564
Garmin Ltd.	4,714	559
MDC Holdings Inc.	10,772	408
Foot Locker Inc.	10,431	309
		87,639
Consumer Staples (12.6%)
Procter & Gamble Co.	331,880	50,711
Philip Morris International Inc.	312,333	29,340
Mondelez International Inc. Class A	435,581	27,346
PepsiCo Inc.	135,656	22,706
Archer-Daniels-Midland Co.	216,597	19,550
Coca-Cola Co.	298,090	18,482
Kimberly-Clark Corp.	109,079	13,434
Unilever plc ADR	242,262	11,040
Kellogg Co.	124,565	8,033
Altria Group Inc.	153,199	8,005
Kroger Co.	105,150	6,032
Walmart Inc.	40,136	5,977
Hershey Co.	23,686	5,131
Tyson Foods Inc. Class A	53,790	4,821
Colgate-Palmolive Co.	53,145	4,030
Nestle SA ADR	27,176	3,536
Vector Group Ltd.	215,174	2,591
Nu Skin Enterprises Inc. Class A	40,190	1,924

		Shares	Market Value ($000)
	Weis Markets Inc.	20,889	1,492
	Medifast Inc.	5,590	955
	SpartanNash Co.	11,603	383
	Walgreens Boots Alliance Inc.	6,520	292
			245,811
Energy (8.1%)
	ConocoPhillips	367,317	36,732
	Pioneer Natural Resources Co.	105,667	26,420
	Chevron Corp.	108,905	17,733
	Exxon Mobil Corp.	203,250	16,787
[1]	TC Energy Corp.	266,465	15,029
	Coterra Energy Inc.	511,677	13,800
	Phillips 66	121,819	10,524
	EOG Resources Inc.	81,626	9,732
	SFL Corp. Ltd.	395,718	4,029
	APA Corp.	73,436	3,035
	Targa Resources Corp.	20,024	1,511
	Valero Energy Corp.	10,896	1,106
	Ovintiv Inc. (XNYS)	13,582	734
	Marathon Petroleum Corp.	6,736	576
			157,748
Financials (19.3%)
	JPMorgan Chase & Co.	435,598	59,381
	Morgan Stanley	451,892	39,495
	Chubb Ltd.	179,927	38,486
	Bank of America Corp.	838,691	34,571
	MetLife Inc.	452,771	31,821
	BlackRock Inc.	23,493	17,953
	Truist Financial Corp.	296,526	16,813
	Progressive Corp.	143,913	16,405
	Royal Bank of Canada	128,240	14,119
	PNC Financial Services Group Inc.	75,570	13,939
	M&T Bank Corp.	69,120	11,716
	Wells Fargo & Co.	178,206	8,636
	Citigroup Inc.	143,263	7,650
	Goldman Sachs Group Inc.	14,357	4,739
	Ameriprise Financial Inc.	13,098	3,934
	Hartford Financial Services Group Inc.	53,052	3,810
	MGIC Investment Corp.	274,582	3,721
	Ally Financial Inc.	85,339	3,710
	Fidelity National Financial Inc.	75,559	3,690
	Old Republic International Corp.	141,096	3,650
	CNO Financial Group Inc.	137,368	3,446
	Hope Bancorp Inc.	206,263	3,317
	Equitable Holdings Inc.	107,216	3,314
	Carlyle Group Inc.	60,123	2,941
	OneMain Holdings Inc.	60,520	2,869
	Jefferies Financial Group Inc.	79,818	2,622
	First BanCorp. (XNYS)	191,431	2,512
	Travelers Cos. Inc.	11,863	2,168
	KeyCorp.	85,650	1,917
	Radian Group Inc.	68,124	1,513
	Invesco Ltd.	55,002	1,268
	US Bancorp	23,269	1,237
	PacWest Bancorp	27,363	1,180
	Hanover Insurance Group Inc.	6,316	944
	Comerica Inc.	8,842	800

	Shares	Market Value ($000)
Associated Banc-Corp.	34,293	780
First American Financial Corp.	10,807	700
Towne Bank	21,468	643
Pacific Premier Bancorp Inc.	12,866	455
Synovus Financial Corp.	9,267	454
CME Group Inc.	1,617	385
Axis Capital Holdings Ltd.	5,973	361
Assured Guaranty Ltd.	5,649	360
Virtu Financial Inc. Class A	9,264	345
Hancock Whitney Corp.	6,494	339
Brookline Bancorp Inc.	19,796	313
First Financial Bancorp	13,083	301
		375,723
Health Care (16.5%)
Johnson & Johnson	376,403	66,710
Pfizer Inc.	990,334	51,270
Eli Lilly & Co.	127,624	36,548
Merck & Co. Inc.	397,956	32,652
UnitedHealth Group Inc.	42,266	21,554
Anthem Inc.	38,073	18,702
AbbVie Inc.	98,821	16,020
AstraZeneca plc ADR	205,354	13,623
Becton Dickinson and Co.	50,795	13,511
Baxter International Inc.	162,483	12,599
Medtronic plc	99,922	11,086
Roche Holding AG	22,922	9,069
CVS Health Corp.	78,595	7,955
Cardinal Health Inc.	65,570	3,718
Bristol-Myers Squibb Co.	50,208	3,667
Amgen Inc.	10,770	2,604
Gilead Sciences Inc.	6,489	386
		321,674
Industrials (9.8%)
General Dynamics Corp.	99,654	24,035
Caterpillar Inc.	91,076	20,294
Raytheon Technologies Corp.	194,653	19,284
Eaton Corp. plc	120,589	18,301
Johnson Controls International plc	240,583	15,775
L3Harris Technologies Inc.	58,054	14,425
Canadian National Railway Co.	95,185	12,768
Northrop Grumman Corp.	26,177	11,707
Lockheed Martin Corp.	18,087	7,984
Honeywell International Inc.	39,037	7,596
3M Co.	45,583	6,786
Emerson Electric Co.	60,633	5,945
Fastenal Co.	82,364	4,892
Triton International Ltd.	64,342	4,516
Ryder System Inc.	47,146	3,740
United Parcel Service Inc. Class B	17,345	3,720
ManpowerGroup Inc.	39,112	3,673
nVent Electric plc	94,085	3,272
Illinois Tool Works Inc.	7,398	1,549
Cummins Inc.	5,066	1,039
H&E Equipment Services Inc.	19,359	842
		192,143
Information Technology (9.4%)
Cisco Systems Inc.	745,967	41,595

	Shares	Market Value ($000)
Texas Instruments Inc.	169,891	31,172
Broadcom Inc.	28,554	17,980
Analog Devices Inc.	102,565	16,942
TE Connectivity Ltd.	111,499	14,604
Corning Inc.	351,101	12,959
QUALCOMM Inc.	73,280	11,199
International Business Machines Corp.	68,153	8,861
Intel Corp.	163,165	8,086
HP Inc.	157,713	5,725
Fidelity National Information Services Inc.	54,562	5,479
Automatic Data Processing Inc.	14,014	3,189
Avnet Inc.	69,861	2,836
Hewlett Packard Enterprise Co.	96,084	1,605
ADTRAN Inc.	36,855	680
		182,912
Materials (3.7%)
LyondellBasell Industries NV Class A	168,967	17,373
PPG Industries Inc.	112,195	14,705
Celanese Corp. Class A	58,236	8,320
Dow Inc.	82,536	5,259
Steel Dynamics Inc.	60,398	5,039
Reliance Steel & Aluminum Co.	23,326	4,277
Nucor Corp.	27,915	4,150
Linde plc	11,622	3,712
Rio Tinto plc ADR	45,505	3,659
Commercial Metals Co.	55,683	2,318
Packaging Corp. of America	13,543	2,114
Olin Corp.	22,799	1,192
CF Industries Holdings Inc.	5,535	570
		72,688
Real Estate (0.4%)
Crown Castle International Corp.	38,282	7,067
Utilities (7.8%)
American Electric Power Co. Inc.	271,731	27,111
Exelon Corp.	504,280	24,019
Duke Energy Corp.	188,881	21,090
Sempra Energy (XNYS)	117,580	19,768
Dominion Energy Inc.	184,881	15,709
Constellation Energy Corp.	138,360	7,783
NextEra Energy Inc.	79,336	6,721
DTE Energy Co.	45,520	6,018
AES Corp.	172,378	4,435
NiSource Inc.	135,508	4,309
National Fuel Gas Co.	58,233	4,001
Portland General Electric Co.	66,079	3,644
Evergy Inc.	45,423	3,104
Otter Tail Corp.	33,878	2,117
Southern Co.	17,950	1,302
New Jersey Resources Corp.	14,420	661
Eversource Energy	3,753	331
Hawaiian Electric Industries Inc.	7,660	324
		152,447
Total Common Stocks (Cost $1,570,404)		1,864,071

		Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (3.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.312%	645,275	64,521
		Face Amount ($000)
Repurchase Agreement (1.1%)
	BNP Paribas 0.290%, 4/1/22 (Dated 3/31/22, Repurchase Value $21,400,000, collateralized by Fannie Mae 0.000%–6.500%, 11/1/24–3/1/52, Freddie Mac 2.500%–4.000%, 9/1/32–4/1/52, Ginnie Mae 4.000%–5.500%, 12/20/49–4/20/50, U.S. Treasury Bill 0.000%, 5/19/22–3/23/23, and U.S. Treasury Note/Bond, 1.750%–2.000%, 9/30/22–11/30/22, with a value of $21,828,000)	21,400	21,400
Total Temporary Cash Investments (Cost $85,924)			85,921
Total Investments (100.0%) (Cost $1,656,328)			1,949,992
Other Assets and Liabilities—Net (0.0%)			(425)
Net Assets (100%)			1,949,567
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,820,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,050,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	285	64,563	3,638
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,855,002	9,069	—	1,864,071
Temporary Cash Investments	64,521	21,400	—	85,921
Total	1,919,523	30,469	—	1,949,992
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,638	—	—	3,638
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.